Property, Plant and Equipment (Information) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		$ 5,754
Reversal of impairment		0	$ 9		$ 0
Balance at end of year		5,969	5,754
Depreciated balance at end of year		5,969	5,754
Gross [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		12,491	12,017
Additions in respect of business combinations			125
Additions		789	642
Disposals		(69)	(73)
Exit from consolidation			(33)
Translation differences		(231)	(187)
Balance at end of year		12,980	12,491		12,017
Depreciated balance at end of year		12,980	12,491		12,017
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		(6,737)	(6,467)
Depreciation		(458)	(454)
Reversal of impairment			6
Disposals		59	62
Exit from consolidation			22
Translation differences		125	94
Balance at end of year		(7,011)	(6,737)		(6,467)
Depreciated balance at end of year		(7,011)	(6,737)		(6,467)
Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		605
Balance at end of year		574	605
Depreciated balance at end of year		574	605
Land and buildings [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		1,107	880
Additions in respect of business combinations			85
Additions		30	193
Disposals		(15)	(2)
Exit from consolidation			(9)
Translation differences		(36)	(40)
Balance at end of year		1,086	1,107		880
Depreciated balance at end of year		1,086	1,107		880
Land and buildings [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		(502)	(491)
Depreciation		(35)	(30)
Reversal of impairment			0
Disposals		7	5
Exit from consolidation			3
Translation differences		18	11
Balance at end of year		(512)	(502)		(491)
Depreciated balance at end of year		(512)	(502)		(491)
Technical equipment and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		3,254
Balance at end of year		3,320	3,254
Depreciated balance at end of year		3,320	3,254
Technical equipment and machinery [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		7,664	7,419
Additions in respect of business combinations			20
Additions		358	382
Disposals		(27)	(44)
Exit from consolidation			(21)
Translation differences		(130)	(92)
Balance at end of year		7,865	7,664		7,419
Depreciated balance at end of year		7,865	7,664		7,419
Technical equipment and machinery [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		(4,410)	(4,300)
Depreciation		(243)	(227)
Reversal of impairment			6
Disposals		25	34
Exit from consolidation			19
Translation differences		83	58
Balance at end of year		(4,545)	(4,410)		(4,300)
Depreciated balance at end of year		(4,545)	(4,410)		(4,300)
Dikes and evaporating ponds [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		668
Balance at end of year		1,005	668
Depreciated balance at end of year		1,005	668
Dikes and evaporating ponds [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		1,465	1,441
Additions in respect of business combinations			0
Additions		388	51
Disposals		0	(1)
Exit from consolidation			0
Translation differences		(19)	(26)
Balance at end of year		1,834	1,465		1,441
Depreciated balance at end of year		1,834	1,465		1,441
Dikes and evaporating ponds [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		(797)	(763)
Depreciation		(47)	(55)
Reversal of impairment			0
Disposals		0	0
Exit from consolidation			0
Translation differences		15	21
Balance at end of year		(829)	(797)		(763)
Depreciated balance at end of year		(829)	(797)		(763)
Plants under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[1]	664
Balance at end of year	[1]	518	664
Depreciated balance at end of year	[1]	518	664
Plants under construction [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[1]	664	778
Additions in respect of business combinations	[1]		(9)
Additions	[1]	(128)	(99)
Disposals	[1]	0	0
Exit from consolidation	[1]		0
Translation differences	[1]	(18)	(24)
Balance at end of year	[1]	518	664		778
Depreciated balance at end of year	[1]	518	664		778
Plants under construction [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[1]	0	0
Depreciation	[1]	0	0
Reversal of impairment	[1]		0
Disposals	[1]	0	0
Exit from consolidation	[1]		0
Translation differences	[1]	0	0
Balance at end of year	[1]	0	0		0
Depreciated balance at end of year	[1]	0	0		0
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		192
Balance at end of year		208	192
Depreciated balance at end of year		208	192
Other [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		1,073	1,003
Additions in respect of business combinations			2
Additions		77	78
Disposals		0	(6)
Exit from consolidation			(1)
Translation differences		(6)	(3)
Balance at end of year		1,144	1,073		1,003
Depreciated balance at end of year		1,144	1,073		1,003
Other [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		(881)	(817)
Depreciation		(59)	(71)
Reversal of impairment			0
Disposals		0	4
Exit from consolidation			0
Translation differences		4	3
Balance at end of year		(936)	(881)		(817)
Depreciated balance at end of year		(936)	(881)		(817)
Right of use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[2]	371
Balance at end of year		344	371	[2]
Depreciated balance at end of year		344	371	[2]
Right of use assets [member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[2]	518	496
Additions in respect of business combinations	[2]		9
Additions	[2]	64	37
Disposals	[2]	(27)	(20)
Exit from consolidation	[2]		(2)
Translation differences	[2]	(22)	(2)
Balance at end of year	[2]	533	518		496
Depreciated balance at end of year	[2]	533	518		496
Right of use assets [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[2]	(147)	(96)
Depreciation	[2]	(74)	(71)
Reversal of impairment			0
Disposals	[2]	27	19
Exit from consolidation	[2]		0
Translation differences	[2]	5	1
Balance at end of year	[2]	(189)	(147)		(96)
Depreciated balance at end of year	[2]	$ (189)	$ (147)		$ (96)

[1]	The additions are presented net of items for which construction has been completed and accordingly were reclassified to other categories in the “property, plant and equipment” section.
[2]	The total additions were recorded against lease liabilities (IFRS 16).